Cover	Sep. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-41002
Entity Registrant Name	Tevogen Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	98-1597194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #210
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	(877)
Local Phone Number	838-6436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TVGN
Security Exchange Name	NASDAQ
Warrants, exercisable for $575.00 per share
Title of 12(b) Security	Warrants, exercisable for $575.00 per share
Trading Symbol	TVGNW
Security Exchange Name	NASDAQ